CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Initial public offering Ordinary Shares	Initial public offering Additional Paid-in Capital	Initial public offering	Over-allotment option Ordinary Shares	Over-allotment option Additional Paid-in Capital	Over-allotment option	Private Placement Ordinary Shares	Private Placement Additional Paid-in Capital	Private Placement	Ordinary Shares	Additional Paid-in Capital	Statutory Reserves	Retained Earnings	Other Comprehensive Loss	Total
Balance at the beginning at Dec. 31, 2018										$ 10,000	$ 2,017,134	$ 680,874	$ 17,841,909	$ (1,004,182)	$ 19,545,735
Balance at the beginning (in shares) at Dec. 31, 2018										20,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital injection from shareholders										$ 200	1,797,531				1,797,731
Capital injection from shareholders (in shares)										400,000
Net income (loss)													11,174,576		11,174,576
Foreign currency translation adjustments														(333,548)	(333,548)
Balance at the end at Dec. 31, 2019										$ 14,630	41,505,782	898,133	35,472,246	1,893,783	$ 79,784,574
Balance at the end (in shares) at Dec. 31, 2019										29,260,784					20,400,000
Balance at the beginning (in shares) at Jul. 05, 2019															102
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital injection from shareholders (in shares)															20,397,960
Balance at the end (in shares) at Jul. 06, 2019															2,040
Balance at the beginning (in shares) at Dec. 31, 2019										29,260,784					20,400,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)													6,944,691		$ 6,944,691
Appropriation to statutory reserve												217,259	(217,259)
Foreign currency translation adjustments														2,531,676	2,531,676
Balance at the end at Dec. 31, 2020										$ 10,200	3,814,665	898,133	35,743,917	1,193,946	$ 41,660,861
Balance at the end (in shares) at Dec. 31, 2020										20,400,000					20,400,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital injection from shareholders	$ 3,000	$ 26,079,224	$ 26,082,224	$ 450	$ 4,154,537	$ 4,154,987	$ 980	$ 7,516,093	$ 7,517,073
Capital injection from shareholders (in shares)	6,000,000			900,000			1,960,784
Net income (loss)													(6,747,453)		$ (6,747,453)
Foreign currency translation adjustments														1,393,597	1,393,597
Balance at the end at Dec. 31, 2021										$ 14,630	$ 41,564,519	$ 898,133	$ 28,996,464	$ 2,587,543	$ 74,061,289
Balance at the end (in shares) at Dec. 31, 2021										29,260,784					29,260,784